Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Corporate tax rate	21.00%
PRC applies, income tax rate	25.00%
Provision for income taxes	$ (8,609)	$ 16,067
Income tax payable	$ 220,796	$ 192,518